1933 Act File No. 002-10638 1940 Act File No. 811-00005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 104	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 104	☒

LORD ABBETT AFFILIATED FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973

(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number: (800) 201-6984

Thomas R. Phillips, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 19th day of March, 2012.

LORD ABBETT AFFILIATED FUND, INC.

BY:	/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock

Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Robert S. Dow*	Chairman, Chief Executive Officer	March 19, 2012
and Director
Robert S. Dow

Daria L. Foster*	President and Director	March 19, 2012

Daria L. Foster

E. Thayer Bigelow*	Director	March 19, 2012

E. Thayer Bigelow

Robert B. Calhoun, Jr.*	Director	March 19, 2012

Robert B. Calhoun, Jr.

Evelyn E. Guernsey*	Director	March 19, 2012

Evelyn E. Guernsey

Julie A. Hill*	Director	March 19, 2012

Julie A. Hill

Franklin W. Hobbs*	Director	March 19, 2012

Franklin W. Hobbs

Thomas J. Neff*	Director	March 19, 2012

Thomas J. Neff

James L.L. Tullis*	Director	March 19, 2012

James L.L. Tullis

By:	/s/ Thomas R. Phillips

Thomas R. Phillips
Attorney – in – Fact*

POWER OF ATTORNEY

          Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst, and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO	January 26, 2012
and Director/Trustee
Robert S. Dow

/s/ Daria L. Foster	President and	January 26, 2012
Director/Trustee
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	January 26, 2012

E. Thayer Bigelow

/s/ Robert B. Calhoun, Jr.	Director/Trustee	January 26, 2012

Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Director/Trustee	January 26, 2012

Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee	January 26, 2012

Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	January 26, 2012

Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	January 26, 2012

Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	January 26, 2012

James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

LORD ABBETT AFFILIATED FUND

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase